S000036776 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	152 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.54%	0.12%	3.13%
J.P. Morgan CEMBI Broad Diversified Core Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.03%	1.73%	3.90%
iShares J.P. Morgan EM Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.58%	1.43%	3.48%
Performance Inception Date					Apr. 17, 2012
iShares J.P. Morgan EM Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.39%	(0.35%)	1.63%
iShares J.P. Morgan EM Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	0.32%	1.85%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through May 31, 2017 reflect the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM. Index returns beginning on June 1, 2017 reflect the performance of the J.P. Morgan CEMBI Broad Diversified Core Index, which, effective as of June 1, 2017, replaced the Morningstar® Emerging Markets Corporate Bond IndexSM as the Underlying Index of the Fund.